Leases - Summary of Other Information Related to Operating Leases (Detail)	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term - operating leases in years	6 years 1 month 6 days
Weighted-average discount rate - operating leases	3.15%